PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023
Cost:

Computers, software and related equipment	$719	$739
Laboratory equipment and office furniture	3,567	3,519
Leasehold improvements	2,314	2,314

	6,600	6,572
Accumulated depreciation:

Computers, software and related equipment	622	609
Laboratory equipment and office furniture	3,059	2,909
Leasehold improvements	2,067	1,838

	5,748	5,356

Depreciated cost	$852	$1,216

During 2024 and 2023 total cost of $ 92 and $ 1,357, respectively and total accumulated depreciation of $ 92 and $ 1,350, respectively were disposed from the consolidated balance sheets.

During 2024 and 2023 the Company sold equipment with cost of $ 3 and $ 0, respectively and accumulated depreciation of $ 2 and $ 0, respectively. Gains from the sale during 2024 were $ 0.

For the years ended December 31, 2024, 2023 and 2022, depreciation expenses were approximately $ 486, $ 476 and $ 482, respectively.